Principal Activities and Reorganization (Details Textual) - Jun. 30, 2017	USD ($)	CNY (¥)
Yulong WFOE [Member]
Nature of Business and Organization (Textual)
Registered capital	$ 9,935,303
Yulong Bricks [Member]
Nature of Business and Organization (Textual)
Registered capital	4,395,000	¥ 30,000,000
Yulong Concrete [Member]
Nature of Business and Organization (Textual)
Registered capital	2,830,000	20,000,000
Yulong Transport [Member]
Nature of Business and Organization (Textual)
Registered capital	1,465,464	10,010,000
Yulong Renewable [Member]
Nature of Business and Organization (Textual)
Registered capital	$ 9,510,000	¥ 60,000,000